Inventories (Tables)	3 Months Ended
Mar. 31, 2020
Inventories
Schedule of inventories

Inventories

in € THOUS

	March 31,	December 31,
	2020	2019

Finished goods	999,632	940,407
Health care supplies	398,200	399,585
Raw materials and purchased components	235,148	227,654
Work in process	110,119	95,632
Inventories	1,743,099	1,663,278